COMMITMENTS AND CONTINGENT LIABILITIES - Future minimum payments under non-cancelable operating leases (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Commitments and Contingencies Disclosure [Abstract]
2015	$ 271	1,656
2016	73	443
2017	68	415
2018	59	358
2019	59	358
2020 and thereafter	189	1,156
Total minimum lease payments	$ 719	4,386